Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (447,133)	$ (253,938)
Property and equipment, net	2,125,629	219,470
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	243,848	168,937
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	2,145,822	240,788
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 183,092	$ 63,683